TAXES ON INCOME (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current	$ (436)	$ 1,233	$ 1,108
Deferred	189	4	1
Domestic	768	555	679
Foreign	(1,015)	697	511
Tax benefit	$ (247)	$ 1,252	$ 1,190